Financial Risk Management - Loans and Advances by Industry Sector (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of credit risk exposure [line items]
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	¥ (324,830)	¥ (261,330)
Less: Allowance for loan losses	(993,054)	(849,287)
Loans and advances	104,635,815	97,714,938
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	105,953,699	98,825,555
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	64,189,084	63,307,158
Gross carrying amount [member] | Domestic [member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	10,105,370	10,174,683
Gross carrying amount [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of credit risk exposure [line items]
Loans and advances	378,366	277,471
Gross carrying amount [member] | Domestic [member] | Construction [member]
Disclosure of credit risk exposure [line items]
Loans and advances	847,805	886,539
Gross carrying amount [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of credit risk exposure [line items]
Loans and advances	6,210,330	5,878,522
Gross carrying amount [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of credit risk exposure [line items]
Loans and advances	5,903,439	6,014,746
Gross carrying amount [member] | Domestic [member] | Finance and insurance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	3,549,762	3,423,625
Gross carrying amount [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	14,314,582	11,760,698
Gross carrying amount [member] | Domestic [member] | Services [member]
Disclosure of credit risk exposure [line items]
Loans and advances	4,860,235	4,831,938
Gross carrying amount [member] | Domestic [member] | Municipalities [member]
Disclosure of credit risk exposure [line items]
Loans and advances	600,759	625,639
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	15,506,486	15,274,719
Gross carrying amount [member] | Domestic [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	18,476	24,678
Gross carrying amount [member] | Domestic [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,893,474	4,133,900
Gross carrying amount [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances	41,764,615	35,518,397
Gross carrying amount [member] | Foreign [member] | Public sector [member]
Disclosure of credit risk exposure [line items]
Loans and advances	440,236	309,372
Gross carrying amount [member] | Foreign [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Loans and advances	8,311,518	7,241,844
Gross carrying amount [member] | Foreign [member] | Commerce and industry [member]
Disclosure of credit risk exposure [line items]
Loans and advances	28,838,245	24,659,663
Gross carrying amount [member] | Foreign [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	290,097	306,988
Gross carrying amount [member] | Foreign [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 3,884,519	¥ 3,000,530